Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Gross [Abstract]
Finished goods	$ 2,928	$ 3,427	$ 2,096
Work in progress	599	967	213
Raw materials	2,104	1,777	1,556
Total Inventory	$ 5,631	$ 6,171	$ 3,865